SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
11.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Short-term loans	212,734	236,985

Long-term loans	65,190	114,109

Short-term loans as of December 31, 2016 and 2017 represents US$ denominated bank borrowings of US$190,000 and US$190,000, respectively, obtained from financial institutions in the United States and the current-portion of long-term loans of US$22,734 and US$46,985, respectively. The short-term loan of US$190,000 are repayable on demand and bear interest rates of three month London Interbank Offered Rate (“LIBOR”) plus 1.25% (2016: LIBOR plus 1.0%). The short-term bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$211,084 and US$223,002 as of December 31, 2016 and 2017, respectively, and were classified as “restricted cash, current” on the consolidated balance sheets. The weighted average interest rate for the short-term borrowings for the years ended December 31, 2016 and 2017 was approximately 1.4% and 2.32%, respectively.

The long-term loan of US$32,112 as of December 31, 2017 represents US$ denominated bank borrowing obtained from financial institutions in the United States. The long-term loan is repayable by installments from October 6, 2017 to November 11, 2027 and bears interest rate of 4.1% for the first 3 years; thereafter the interest rate will be floating at Industrial and Commercial Bank of China (USA) NA Prime plus 1.0%. US$770 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan is secured by land and building in the United States with carrying value of US$58,108 as of December 31, 2017. Certain bank accounts were funded from the loan proceeds and were restricted for use to pay for the tenant improvements of the collateral property and the loan payments. As of December 31, 2017, the balance of the reserve accounts of US$7,843 was classified as “restricted cash, non-current” on the consolidated balance sheets.

The long-term loan of US$26,809 as of December 31, 2017 represents US$ denominated bank borrowing obtained from financial institutions in China. The long-term loan is repayable on demand and bear interest rates of three month LIBOR plus 2.8%. The bank borrowing was secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$32,139 as of December 31, 2017, and was classified as “restricted cash, non-current” on the consolidated balance sheets.

The long-term loans of US$87,920 and US$83,771 as of December 31, 2016 and 2017 represent RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Beijing, PRC. The long-term loans are repayable by installments from September 23, 2016 to September 22, 2026 and bear interest rate of 4.9%. As of December 31, 2017, US$43,333 of the bank loans were re-classified to short term loans because i) US$31,904 was repayable on demand as the Company did not meet certain loan covenants, and ii) US$11,429 was repayable within twelve months. The loans were secured by building and construction in progress in the PRC with carrying value of US$237,055 as of December 31, 2017. As of December 31, 2016, US$22,730 of the bank loans were re-classified to short term loans because i) US$13,420 was repayable on demand as the Company did not meet certain loan covenants, and ii) US$9,310 was repayable within twelve months.

The long-term loan of US$18,403 as of December 31, 2017 represents RMB denominated bank borrowings from financial institutions in China for the purchase of buildings in Wuhan, PRC. The long-term loan is repayable by installments from March 21, 2017 to March 21, 2027 and bears interest rate of 4.9%. US$2,882 of the bank loan was re-classified to short term loans because it was repayable within twelve months. The loan was secured by building and deposit for non-current assets in the PRC with carrying value of US$46,429 as of December 31, 2017.